COMMITMENTS AND CONTINGENCIES (Details) (USD $)				6 Months Ended		6 Months Ended
	Jun. 30, 2014 vessel	Apr. 30, 2013 SEB guarantee [Member]	Jun. 30, 2014 Frontline 2012 Ltd [Member] vessel	Jun. 30, 2014 Special Purpose Entities [Member] vessel	Dec. 31, 2013 Special Purpose Entities [Member] vessel	Jun. 30, 2014 Minimum [Member] Special Purpose Entities [Member]	Jun. 30, 2014 Maximum [Member] Special Purpose Entities [Member]	Apr. 01, 2015 Forecast [Member]
Restricted Cash and Cash Equivalents		$ 400,000
Number of vessels sold and leased back				4	4
Sale Leaseback Transaction, Minimum Intial Period				P8Y
Sale Leaseback Transaction, Maximum Intial Period				twelve and a half
Options on the lessor's side to extend the charters (upper range) (in years)				5 years
Leased back on charters						8 years	12 years 6 months
Total amount of potential payment under put options with respect to capital leases				36,000,000	36,000,000
Number of vessels on long-term bareboat charters to Chevron	3
Chevron holds options to purchase each vessel on April 1, 2015								1
Newbuilding installment commitments	41,500,000
Newbuilding installment commitments due in 2014	$ 41,500,000
Number of VLCC newbuilding contracts acquired subsequently cancelled			3
Number of VLCC newbuilding contracts acquired			5
Number of VLCC newbuilding contracts canceled and in arbitration			2